SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2021
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT SEVEN
                   Polaris Platinum O-Series Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                    Polaris Platinum O-Series Variable Annuity

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If your contract is issued on or after May 24, 2021 and if you elect the optional Polaris Income Builder Daily Flex Living Benefit, the required allocation to Secure Value Account is 20%. All references in the prospectus to 10% required allocation to the Secure Value Account are hereby changed to 20%.

POLARIS INCOME BUILDER DAILY FLEX
If you elect Polaris Income Builder Daily Flex, you must allocate your assets in accordance with the following:


------------------------       ---------------------------------

20% Secure Value Account        Up to 80% in one or more of the following
                                Variable Portfolios:


                                American Funds Asset Allocation
                                Goldman Sachs VIT Government Money Market Fund
                                PIMCO Total Return
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA BlackRock Multi-Factor 70/30
                                SA DFA Ultra Short Bond
                                SA Federated Hermes Corporate Bond
                                SA Fixed Income Index
                                SA Fixed Income Intermediate Index
                                SA Franklin Tactical Opportunities
                                SA Global Index Allocation 60/40
                                SA Global Index Allocation 75/25
                                SA Global Index Allocation 90/10
                                SA Goldman Sachs Global Bond
                                SA Goldman Sachs Multi-Asset Insights
                                SA Index Allocation 60/40
                                SA Index Allocation 80/20
                                SA Index Allocation 90/10
                                SA JPMorgan Diversified Balanced
                                SA JPMorgan MFS Core Bond
                                SA MFS Total Return
                                SA PGI Asset Allocation
                                SA Putnam Asset Allocation Diversified Growth
                                SA T. Rowe Price Asset Allocation Growth
                                SA Wellington Government and Quality Bond
                                SA Wellington Real Return
                                SA Wellington Strategic Multi-Asset

                                DCA Fixed Accounts*
                                6-Month DCA
                                1-Year DCA



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



Dated:  May 24, 2021

             Please keep this Supplement with your Prospectus

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